SUMMARY OF MATERIAL ACCOUNTING POLICIES - Financial Liabilities and Equity Instruments Issued by the Company (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 16, 2023	Jul. 08, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 19, 2023
Disclosure of financial liabilities [line items]
Exercise of put option, rate			10.00%		6.00%
Put option consideration			$ 25,793		$ 5,166
Other income and expenses, net			5,624	$ 6,602	$ (395)
Other current financial liabilities			113,707	68,750
Other non-current financial liabilities			167,177	135,238
Written put options
Disclosure of financial liabilities [line items]
Other current financial liabilities			26,877	13,006
Other non-current financial liabilities			46,741	62,807
United Kingdom
Disclosure of financial liabilities [line items]
Percentage of equity interest, issued						40.00%
Percentage of equity interest, outstanding						40.00%
Other financial liabilities related to business combinations
Disclosure of financial liabilities [line items]
Other current financial liabilities			77,847	55,012
Other non-current financial liabilities			$ 119,738	$ 71,657
Walmeric
Disclosure of financial liabilities [line items]
Proportion of ownership interests held by non-controlling interests		20.00%
Software Product Creation S.L.
Disclosure of financial liabilities [line items]
Proportion of ownership interests held by non-controlling interests	14.00%
Software Product Creation S.L. | Other financial liabilities related to business combinations
Disclosure of financial liabilities [line items]
Other income and expenses, net	$ 1,589